 T. ROWE PRICE
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International Funds-Equity Portfolios
     T. Rowe Price International Growth & Income Fund

 Supplement to prospectus dated March 1, 2000, revised to October 26, 2000
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 Effective November 1, 2000, Table 3 on page 13 of the prospectus is amended as follows to reflect the extension of the fund's expense ratio limitation:

               Fund           Limitation Period  Expense Ratio Limitation  Reimbursement Date

       International Growth
       & Income                11/1/00-10/31/02           1.25%                 10/31/04



 /f/
   The International Growth & Income Fund operated under a 1.25% expense ratio limitation that expired on October 31, 2000. The reimbursement period for this limitation extends through October 31, 2002.
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 The date of this supplement is November 1, 2000.
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 C01-041 11/01/00